Revenue - Contract Balances (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Trade receivable from contract with customers (Note 14)	$ 45,962	$ 44,026
Contract assets (Note 2(g))	532	418
Contract liabilities (Note 2(g))	$ 4,413	$ 1,473